Note 07 - Recoverable Taxes	6 Months Ended
Jun. 30, 2011
Recoverable Taxes
Note 07 - Recoverable Taxes [Text Block]

7.        Recoverable Taxes

Recoverable taxes consisted of the following:

	June 30, 2011	December 31, 2010

Local:
Domestic value-added tax (ICMS) (1)	3,288	3,022
PASEP/COFINS (2)	8,037	6,885
Income tax and social contribution	1,460	1,265
Foreign value-added tax (IVA)	32	42
Other recoverable taxes	586	453

	13,403	11,667

Less: Long-term recoverable taxes	(6,235)	(6,407)

Current recoverable taxes	7,168	5,260

(1)  Domestic value-added sales tax (ICMS) is composed of credits generated by commercial operations and by the acquisition of property, plant and equipment and can be offset against taxes of the same nature.

(2)  Composed of credits arising from non-cumulative collection of PASEP and COFINS, which can be compensated with other federal taxes payable.

The recoverable income tax and social contribution will be offset against future income taxes payable.

Petrobras plans to fully recover these taxes, and as such, no allowance has been provided.